Receivables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Receivables (Details) [Line Items]
Accounts receivable	$ 300	$ 11,500
Allowance for doubtful accounts	(29,965)	90,808
GST receivable [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 7,995	$ 32,809